Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents		¥ 5,112,010	¥ 6,916,408	¥ 7,449,699	¥ 8,741,893
Total current assets		20,932,276	17,304,843
Total current liabilities		(15,795,743)	(15,232,246)
Non-current
Total non-current assets		25,988,313	27,314,287
Non-current liabilities		(747,448)	(51,909)
JYJC [member]
Current
Cash and cash equivalents		16,914	13,281
Other current assets (excluding cash)		5,065	6,077
Total current assets		21,979	19,358
Total current liabilities		(3,356)	(2,453)
Non-current
Total non-current assets		1,577	1,800
Non-current liabilities		0	0
Net assets		¥ 20,200	¥ 18,705
Group's effective interest		50.00%	50.00%
Interest in joint ventures		¥ 10,100	¥ 9,352
Unrealised downstream transactions		0	0
Carrying value		10,100	9,352
Yangu Gas [member]
Current
Cash and cash equivalents		72,916	62,878
Other current assets (excluding cash)		11,149	11,812
Total current assets		84,065	74,690
Total current liabilities		(3,262)	(3,463)
Non-current
Total non-current assets		19,034	26,066
Non-current liabilities		0	0
Net assets		¥ 99,837	¥ 97,293
Group's effective interest		50.00%	50.00%
Interest in joint ventures		¥ 49,919	¥ 48,648
Unrealised downstream transactions		0	0
Carrying value		49,919	48,648
Linde [Member]
Current
Cash and cash equivalents		226,860	233,898
Other current assets (excluding cash)		74,652	67,809
Total current assets		301,512	301,707
Total current liabilities		(62,356)	(57,153)
Non-current
Total non-current assets		109,366	147,717
Non-current liabilities		(16,303)	(21,417)
Net assets		¥ 332,219	¥ 370,854
Group's effective interest		50.00%	50.00%
Interest in joint ventures		¥ 166,110	¥ 185,427
Unrealised downstream transactions		(86)	(1,753)
Carrying value		166,024	¥ 183,674
Baling Materials [Member]
Current
Cash and cash equivalents		6,062
Other current assets (excluding cash)		28,418
Total current assets		34,480
Total current liabilities		0
Non-current
Total non-current assets		65,520
Non-current liabilities		0
Net assets		¥ 100,000
Group's effective interest	50.00%	50.00%
Interest in joint ventures		¥ 50,000
Unrealised downstream transactions		0
Carrying value		¥ 50,000